SEWARD & KISSEL LLP

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Telephone: (202) 737-8833

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www.sewkis.com

June 16, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Bond Fund, Inc.

– AB Intermediate Bond Portfolio

File Nos. 2-48227 and 811-02383

Accession No. 0001193125-15-207907

Dear Sir or Madam:

On behalf of AB Intermediate Bond Portfolio (the “Fund”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated June 1, 2015 for the Fund.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Anna C. Leist
Anna C. Leist

Attachment

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase